Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancellable Operating Leases

The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2017:

Years ending 31 March (Millions of US dollars):
2018	16.0
2019	13.0
2020	10.6
2021	7.2
2022	6.7
Thereafter	17.8

Total	$71.3